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October 17, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

Re:       ING Mutual Funds

(File Nos. 033-56094; 811-07428)

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 164 (“Amendment”) to the Registration Statement of ING Mutual Funds (“Registrant”). This Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 (“1933 Act”), as amended and shall become effective on December 17, 3012. The Registrant is filing the Amendment for the purpose of registering a new share class of the Registrant, Class R6 shares’ for ING Global Bond Fund and ING Global Real Estate Fund.

Should you have any questions concerning the attached filing, please contact Jay Stamper at 480-477-2660 or the undersigned at 480-477-2649.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Vice President and Senior Counsel
ING U.S. Legal Services

Attachment

cc:                               Huey P. Falgout, Jr., Esq.

ING Investments, LLC

Jeffrey S. Puretz, Esq.

Dechert LLP